Taxes Payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes Payable
Vat rate, maximum	6.00%
VAT payables	¥ 19,896	¥ 19,438
Withheld individual income tax payables	17,613	30,521
Others	5,766	1,400
Total	¥ 43,275	¥ 51,359